Summarized Financial Information for Cheniere Energy Partners, L.P. (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	9 Months Ended			9 Months Ended			9 Months Ended
	Jun. 30, 2014 item	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Scenario, Previously Reported [Member]	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jun. 30, 2014 Cheniere Energy, Inc. [Member] item	Sep. 30, 2014 Cheniere Energy, Inc. [Member]	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jan. 31, 2013 Cheniere Energy, Inc. [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Sep. 30, 2014 Minimum [Member] Cheniere Energy, Inc. [Member]	Sep. 30, 2014 Maximum [Member]	Sep. 30, 2014 Maximum [Member] Cheniere Energy, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Revenues (including transactions with affiliates)			$ 268,191	$ 264,498	$ 283,888							$ 202,139	$ 201,192
Expenses (including transactions with affiliates)			(300,877)	(226,253)	(161,803)							(206,835)	(239,306)
Other expense			(225,431)	(213,676)	(175,645)							(334,501)	(158,737)
Net loss			(258,117)	(175,431)	(53,560)							(339,197)	(196,851)
Current assets				533,123		613,128						702,960		613,128
Non-current assets												9,970,182		7,903,655
Other				0		76,032
Property, plant and equipment, net				3,219,592		6,383,939
Other noncurrent assets				513,072		1,519,716
Total assets				4,265,787		8,516,783						10,673,142		8,516,783
Current liabilities				155,836		265,888						408,337		265,887
Non-current liabilities												9,038,494		6,611,152
Long-term debt, net				2,167,113		6,576,273
Other noncurrent liabilities				62,860		34,879
Partners' equity				1,879,978		1,639,744						1,226,311		1,639,744
Total liabilities and partners' equity				$ 4,265,787		$ 8,516,784						$ 10,673,142		$ 8,516,783
Loss Contingency, New Claims Filed, Number	4							4
Number of shares available for issuance under 2011 Plan										35	10
Additional number of shares available for issuance under 2011 Plan							25
Period in Which Unawarded Shares Issuances May be Submitted for Stockholder Vote After Court Approval															90 days	90 days
Maximum Number of Shares That May Be Granted to Chief Executive Officer		1							1
Memorandum Of Understanding Settlement Submission for Court Approval Period																60 days	60 days